GENERAL	6 Months Ended
Jun. 30, 2018
GENERAL [Abstract]
GENERAL
NOTE 1:-        GENERAL

a.
Compugen Ltd. (The "Company") is a clinical-stage cancer immunotherapy company and a leader in predictive target discovery utilizing its broadly applicable predictive discovery infrastructure to discover novel drug targets and develop first-in-class therapeutics in the field of cancer immunotherapy. The Company's therapeutic pipeline consists of immuno-oncology programs against novel drug targets it has discovered, including T cell immune checkpoints and myeloid target programs. The Company's business model is to selectively enter into collaborations for its novel targets and related drug product candidates at various stages of research and development.

b.
The Company is headquartered in Holon, Israel, with research & development facilities located in both Holon and South San Francisco. At the U.S. facilities, therapeutic monoclonal antibodies are discovered and developed against the Company's novel target candidates.

c.
The Company has incurred losses in the amount of $10,089 million during the six month ended June 30, 2018, has an accumulated deficit of $318,331 as of June 30, 2018 and has accumulated negative cash flow from operating activities amounted to $7,882 for the six month ended June 30, 2018. The Company expects to continue incurring losses and negative cash flows from operations. These conditions raise substantial doubts about the Company's ability to continue as a going concern. The Company's ability to continue to operate is dependent upon raising additional funds to finance its activities and commercialization of its products through collaborations agreements. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for the long-term development and commercialization of its products. The financial statements do not include any adjustments with respect to the carrying amounts of assets and liabilities and their classification that might be necessary should the Company be unable to continue as a going concern.

d.
On August 5, 2013, the Company entered into a Research and Development Collaboration and License Agreement ("Bayer Agreement") with Bayer Pharma AG ("Bayer") for the research, development, and commercialization of antibody-based therapeutics for antibody-based therapeutics against two novel Compugen-discovered immune checkpoint regulators.

Under the terms of the Bayer Agreement, the Company received an upfront payment of $ 10,000, and was eligible to receive an aggregate of over $ 500,000 in potential milestone payments for both programs, not including aggregate preclinical milestone payments of up to $ 30,000 during the research programs. Additionally, the Company is eligible to receive mid to high single digit royalties on global net sales of any approved products under the collaboration.

Under the Bayer Agreement, the Company and Bayer jointly pursued a preclinical research program with respect to each of the two immune checkpoint regulators. A joint steering committee consisting of an equal number of representatives from each party was responsible for overseeing and directing each such research program pursuant to agree upon work-plans. Each party was responsible for the costs and expenses incurred by it in performing its designated activities under the work-plans during the research programs. Following each such research program, Bayer will have full control over further clinical development of any cancer therapeutic product candidates targeting the Company-discovered immune checkpoint regulators and will have worldwide commercialization rights for any approved products.

On July 26, 2017 it was determined that the collaboration will focus solely on only one of the immune-checkpoint and all rights related to the other immune check point were returned to the Company. As a result, the Company might be eligible to receive an aggregate of over $ 250,000 in potential milestone payments on the remaining program.

e.
Effective March 30, 2018, the Company entered into an exclusive license agreement with MedImmune, Limited to enable the development of bi-specific and multi-specific immuno-oncology antibody products. Under the terms of the agreement, Compugen provided an exclusive license to MedImmune for the development of bi-specific and multi-specific antibody products derived from a Compugen pipeline program. MedImmune has the right to create multiple products under this license and will be solely responsible for all research, development and commercial activities under the agreement. Compugen received a $10 million upfront payment and is eligible to receive up to $200 million in development, regulatory and commercial milestones for the first product as well as tiered royalties on future product sales. If additional products are developed, additional milestones and royalties would be due to Compugen.